CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 154,726	$ 79,034
Accounts receivable and accrued revenues	190,475	53,338
Capitalized voyage expenses	933	1,684
Prepaid expenses	3,287	9,678
Derivative financial assets	2,024	10
Inventories	29,015	24,682
Assets held for sale	0	40,488
Total current assets	380,458	208,915
Non-current assets
Vessels	1,545,687	1,083,891
Vessels under construction	13,379	301,651
Vessel upgrades	2,555	348
Other property, plant and equipment	6,396	6,769
Prepaid expenses	1,943	0
Goodwill	1,356	1,356
Derivative financial assets	2,380	19
Total non-current assets	1,573,695	1,394,034
TOTAL ASSETS	1,954,153	1,602,949
Current liabilities
Accounts payable and accrued expenses	29,288	22,761
Derivative financial liabilities	0	68
Current portion long-term debt	49,095	39,500
Other current liabilities	1,250	994
Deferred shipping revenues	14,629	11,397
Total current liabilities	94,262	74,720
Non-current liabilities
Long-term debt	449,622	389,244
Derivative financial liabilities	0	131
Other non-current liabilities	5,641	5,598
Total non-current liabilities	455,262	394,973
TOTAL LIABILITIES	549,524	469,693
Equity
Common stock at par value	1,612	1,608
Additional paid-in capital	1,227,399	1,223,719
Retained earnings / (accumulated deficit)	171,711	(96,216)
Translation differences	554	498
Other reserves	3,276	3,577
Total equity attributable to the Company	1,404,552	1,133,186
Non-controlling interest	77	71
Total equity	1,404,629	1,133,257
TOTAL LIABILITIES AND EQUITY	$ 1,954,153	$ 1,602,949